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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from November 1, 2007 to November 30, 2007

                    Commission File Number of issuing entity:
                                  333-131211-18

                           RAMP SERIES 2007-RS1 TRUST
                   (Exact name of issuing entity as specified
                                 in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                         None
     (State or other jurisdiction of                       (I.R.S. Employer
  incorporation or organization of the                     Identification No.)
             issuing entity)


c/o Residential Funding Company, LLC,                             55437
           as Master Servicer                                     (Zip Code)
     8400 Normandale Lake Boulevard
      Minneapolis, Minnesota 55437
 (Address of principal executive offices
                   of
             issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                     Name of
                                                                     exchange
                               Section      Section     Section    (If Section
                                 12(b)       12(g)       15(d)        12(b))
Mortgage Asset-Backed
Pass-Through Certificates,
Series 2007-RS1, in the
classes  specified herein        [___]       [___]        [ X ]   ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes X   No __


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


                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RAMP Mortgage Asset-Backed Pass-Through Certificates, Series 2007-RS1 (the "Certificates"), dated March 7, 2007, and related Prospectus dated December 4, 2006 (collectively, the "Prospectus"), of the RAMP Series 2007-RS1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus:
Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8, Class M-9 and Class M-10.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


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


ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      December 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1     Pooling and Servicing Agreement,  dated as of February 1, 2007, among Residential Asset Mortgage Products, Inc., as depositor, Residential Funding Company, LLC, as master servicer, and LaSalle Bank National Association, as trustee and supplemental interest trust trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.2     Assignment and Assumption Agreement, dated as of March 9, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.3      Confirmation,  dated as of March 9, 2007 between Deutsche Bank
            AG, New York Branch, as Swap Counterparty, and LaSalle Bank National Association, as supplemental interest trust trustee on behalf of the RAMP Series 2007-RS1 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.4     Confirmation,  dated as of March 9, 2007, between Deutsche Bank
            AG, New York Branch, as Swap Counterparty, and LaSalle Bank National Association, as supplemental interest trust trustee on behalf of the RAMP Series 2007-RS1 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 10.5     Confirmation, dated as of March 9, 2007 between The Bank of New
            York, as Yield Maintenance Agreement Provider, and LaSalle Bank National Association, as trustee on behalf of the RAMP Series
            2007-RS1 Supplemental Interest Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 23, 2007).

Exhibit 99.1      December 2007 Monthly Statement to Certificateholders


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  December 26, 2007



                              RAMP Series 2007-RS1 Trust
                                    (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                    as Master Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title:  Director


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              EXHIBIT 99.1--MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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